UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21574
Investment Company Act File Number

Eaton Vance Floating-Rate Income Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

May 31
Date of Fiscal Year End

February 28, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Floating-Rate Income Trust	as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 138.5%(1)

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
Aerospace and Defense — 3.1%
	AWAS Capital, Inc.
945	Term Loan, 2.00%, Maturing March 22, 2013	$883,834
1,796	Term Loan - Second Lien, 6.25%, Maturing March 22, 2013	1,446,178
	Booz Allen Hamilton, Inc.
550	Term Loan, 6.00%, Maturing July 31, 2015	553,781
	CACI International, Inc.
1,771	Term Loan, 1.74%, Maturing May 3, 2011	1,763,646
	DAE Aviation Holdings, Inc.
942	Term Loan, 4.00%, Maturing July 31, 2014	880,503
965	Term Loan, 4.00%, Maturing July 31, 2014	902,328
	Evergreen International Aviation
1,427	Term Loan, 10.50%, Maturing October 31, 2011(2)	1,174,920
	Hawker Beechcraft Acquisition
4,441	Term Loan, 2.23%, Maturing March 26, 2014	3,301,720
263	Term Loan, 2.25%, Maturing March 26, 2014	195,870
	Hexcel Corp.
383	Term Loan, 6.50%, Maturing May 21, 2014	385,909
	IAP Worldwide Services, Inc.
979	Term Loan, 9.25%, Maturing December 30, 2012(2)	876,639
	Spirit AeroSystems, Inc.
1,259	Term Loan, 2.00%, Maturing December 31, 2011	1,241,132
	TransDigm, Inc.
1,800	Term Loan, 2.25%, Maturing June 23, 2013	1,762,031
	Vought Aircraft Industries, Inc.
546	Term Loan, 7.50%, Maturing December 17, 2011	548,273
321	Term Loan, 7.50%, Maturing December 22, 2011	320,457
	Wesco Aircraft Hardware Corp.
1,245	Term Loan, 2.48%, Maturing September 29, 2013	1,208,759

		$17,445,980

Air Transport — 0.3%
	Delta Air Lines, Inc.
750	Term Loan, 2.25%, Maturing April 30, 2012	$705,625
1,316	Term Loan - Second Lien, 3.50%, Maturing April 30, 2014	1,123,419

		$1,829,044

Automotive — 5.0%
	Accuride Corp.
525	DIP Loan, 1.00%, Maturing September 30, 2013(3)	$533,715
1,797	Term Loan, 9.25%, Maturing January 31, 2012	1,801,706
	Adesa, Inc.
3,178	Term Loan, 2.98%, Maturing October 18, 2013	3,078,342
	Allison Transmission, Inc.
1,885	Term Loan, 2.99%, Maturing September 30, 2014	1,734,970
	Dayco Products, LLC
460	Term Loan, 10.50%, Maturing November 13, 2014	444,220
66	Term Loan, 12.50%, Maturing November 13, 2014(2)	63,107
	Federal-Mogul Corp.
3,637	Term Loan, 2.17%, Maturing December 27, 2014	3,193,956
2,258	Term Loan, 2.17%, Maturing December 27, 2015	1,982,688
	Ford Motor Co.
2,402	Term Loan, 3.26%, Maturing December 15, 2013	2,255,835
	Goodyear Tire & Rubber Co.
7,175	Term Loan - Second Lien, 2.34%, Maturing April 30, 2010	6,690,688

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Keystone Automotive Operations, Inc.
	1,414	Term Loan, 3.75%, Maturing January 12, 2012	$991,683
		LKQ Corp.
	1,044	Term Loan, 2.48%, Maturing October 12, 2014	1,036,690
		TriMas Corp.
	263	Term Loan, 6.00%, Maturing August 2, 2011	249,375
	2,083	Term Loan, 6.00%, Maturing December 15, 2015	1,989,040
		TRW Automotive, Inc.
	650	Term Loan, 5.00%, Maturing May 30, 2016	652,979
		United Components, Inc.
	1,180	Term Loan, 2.25%, Maturing June 30, 2010	1,097,652

			$27,796,646

Beverage and Tobacco — 0.5%
		Culligan International Co.
EUR	1,075	Term Loan - Second Lien, 5.18%, Maturing May 31, 2013	$622,104
		Southern Wine & Spirits of America, Inc.
	1,231	Term Loan, 5.50%, Maturing May 31, 2012	1,224,717
		Van Houtte, Inc.
	117	Term Loan, 2.75%, Maturing July 11, 2014	111,000
	858	Term Loan, 2.75%, Maturing July 11, 2014	814,003

			$2,771,824

Building and Development — 2.5%
		Beacon Sales Acquisition, Inc.
	1,183	Term Loan, 2.25%, Maturing September 30, 2013	$1,125,037
		Brickman Group Holdings, Inc.
	767	Term Loan, 2.25%, Maturing January 23, 2014	733,503
		Epco/Fantome, LLC
	1,428	Term Loan, 2.85%, Maturing November 23, 2010	1,313,760
		Forestar USA Real Estate Group, Inc.
	268	Revolving Loan, 0.46%, Maturing December 1, 2010(3)	246,593
	2,457	Term Loan, 5.08%, Maturing December 1, 2010	2,395,482
		Metroflag BP, LLC
	500	Term Loan - Second Lien, 0.00%, Maturing October 31, 2009(4)(5)	0
		Mueller Water Products, Inc.
	802	Term Loan, 5.25%, Maturing May 24, 2014	799,753
		NCI Building Systems, Inc.
	191	Term Loan, 8.00%, Maturing June 18, 2010	186,059
		November 2005 Land Investors
	305	Term Loan, 0.00%, Maturing May 9, 2011(6)	33,533
		Panolam Industries Holdings, Inc.
	892	Term Loan, 8.25%, Maturing December 31, 2013	811,607
		Re/Max International, Inc.
	684	Term Loan, 5.75%, Maturing December 17, 2012	685,395
	3,258	Term Loan, 9.75%, Maturing December 17, 2012	3,290,188
		Realogy Corp.
	319	Term Loan, 3.23%, Maturing September 1, 2014	283,322
	673	Term Loan, 3.25%, Maturing September 1, 2014	598,419
		South Edge, LLC
	1,644	Term Loan, 0.00%, Maturing October 31, 2009(5)	657,500
		WCI Communities, Inc.
	892	Term Loan, 10.18%, Maturing September 3, 2014	892,484

			$14,052,635

Business Equipment and Services — 11.7%
		Activant Solutions, Inc.
	1,610	Term Loan, 2.29%, Maturing May 1, 2013	$1,539,227
	887	Term Loan, 2.81%, Maturing May 1, 2013	848,199
		Acxiom Corp.
	1,233	Term Loan, 3.25%, Maturing March 15, 2015	1,230,292

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Affinion Group, Inc.
	2,594	Term Loan, 2.73%, Maturing October 17, 2012	$2,529,677
		Allied Barton Security Service
	1,087	Term Loan, 6.75%, Maturing February 21, 2015	1,100,203
		Education Management, LLC
	3,801	Term Loan, 2.06%, Maturing June 1, 2013	3,625,453
		Info USA, Inc.
	271	Term Loan, 2.01%, Maturing February 14, 2012	264,664
		Intergraph Corp.
	1,000	Term Loan - Second Lien, 6.25%, Maturing November 29, 2014	973,750
		iPayment, Inc.
	2,469	Term Loan, 2.24%, Maturing May 10, 2013	2,314,792
		Kronos, Inc.
	1,159	Term Loan, 2.25%, Maturing June 11, 2014	1,100,978
		Language Line, Inc.
	2,200	Term Loan, 5.50%, Maturing October 30, 2015	2,213,750
		Mitchell International, Inc.
	980	Term Loan, 2.31%, Maturing March 28, 2014	909,729
	1,000	Term Loan - Second Lien, 5.56%, Maturing March 28, 2015	830,000
		N.E.W. Holdings I, LLC
	2,408	Term Loan, 2.73%, Maturing May 22, 2014	2,307,248
		Protection One, Inc.
	304	Term Loan, 2.48%, Maturing March 31, 2012	292,011
	1,724	Term Loan, 6.25%, Maturing March 31, 2014	1,667,157
		Quantum Corp.
	222	Term Loan, 3.75%, Maturing July 12, 2014	208,221
		Quintiles Transnational Corp.
	992	Term Loan, 2.25%, Maturing March 31, 2013	963,474
	1,875	Term Loan - Second Lien, 4.25%, Maturing March 31, 2014	1,821,094
		Sabre, Inc.
	7,377	Term Loan, 2.49%, Maturing September 30, 2014	6,494,949
		Safenet, Inc.
	2,000	Term Loan, Maturing April 12, 2014(7)	1,900,000
		Serena Software, Inc.
	997	Term Loan, 2.26%, Maturing March 10, 2013	933,904
		Sitel (Client Logic)
	2,958	Term Loan, 5.74%, Maturing January 29, 2014	2,814,956
		Solera Holdings, LLC
EUR	826	Term Loan, 2.44%, Maturing May 15, 2014	1,083,029
		SunGard Data Systems, Inc.
	2,247	Term Loan, 1.98%, Maturing February 11, 2013	2,164,741
	10,267	Term Loan, 3.87%, Maturing February 28, 2016	10,050,704
		Ticketmaster
	1,894	Term Loan, 7.00%, Maturing July 22, 2014	1,910,861
		Travelport, LLC
	982	Term Loan, 2.74%, Maturing August 23, 2013	928,338
	2,334	Term Loan, 2.74%, Maturing August 23, 2013	2,199,762
	468	Term Loan, 2.75%, Maturing August 23, 2013	441,384
EUR	1,054	Term Loan, 3.02%, Maturing August 23, 2013	1,349,360
		VWR International, Inc.
	2,181	Term Loan, 2.73%, Maturing June 28, 2013	2,005,218
		West Corp.
	1,499	Term Loan, 2.62%, Maturing October 24, 2013	1,452,438
	2,177	Term Loan, 4.12%, Maturing July 15, 2016	2,174,159

			$64,643,722

Cable and Satellite Television — 10.3%
		Atlantic Broadband Finance, LLC
	2,295	Term Loan, 6.75%, Maturing June 8, 2013	$2,302,570
	85	Term Loan, 2.51%, Maturing September 1, 2013	84,333

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Bragg Communications, Inc.
	2,072	Term Loan, 5.00%, Maturing August 31, 2014	$2,041,203
		Bresnan Broadband Holdings, LLC
	546	Term Loan, 2.25%, Maturing March 29, 2014	528,271
	663	Term Loan - Second Lien, 4.73%, Maturing March 29, 2014	653,391
		Cequel Communications, LLC
	2,146	Term Loan, 2.25%, Maturing November 5, 2013	2,042,106
	1,453	Term Loan, 6.25%, Maturing May 5, 2014	1,462,248
	2,300	Term Loan - Second Lien, 4.75%, Maturing May 5, 2014	2,251,527
		Charter Communications Operating, Inc.
	10,631	Term Loan, 2.23%, Maturing April 28, 2013	9,950,569
		CSC Holdings, Inc.
	3,807	Term Loan, 2.00%, Maturing March 29, 2013	3,709,743
		CW Media Holdings, Inc.
	1,662	Term Loan, 3.25%, Maturing February 15, 2015	1,552,179
		Foxco Acquisition Sub., LLC
	646	Term Loan, 7.50%, Maturing July 2, 2015	622,659
		Insight Midwest Holdings, LLC
	3,999	Term Loan, 2.25%, Maturing April 6, 2014	3,861,273
		MCC Iowa, LLC
	200	Term Loan, 1.71%, Maturing March 31, 2010	199,500
	3,842	Term Loan, 1.96%, Maturing January 31, 2015	3,645,632
		Mediacom Illinois, LLC
	3,975	Term Loan, 1.96%, Maturing January 31, 2015	3,771,453
	998	Term Loan, 5.50%, Maturing March 31, 2017	1,001,485
		NTL Investment Holdings, Ltd.
GBP	409	Term Loan, 4.18%, Maturing September 3, 2012	619,611
		ProSiebenSat.1 Media AG
EUR	410	Term Loan, 3.34%, Maturing March 2, 2015	388,812
EUR	140	Term Loan, 2.54%, Maturing June 26, 2015	168,796
EUR	3,144	Term Loan, 2.54%, Maturing June 26, 2015	3,783,833
EUR	410	Term Loan, 3.59%, Maturing March 2, 2016	388,812
EUR	421	Term Loan, 7.96%, Maturing March 2, 2017(2)	209,984
EUR	565	Term Loan - Second Lien, 4.71%, Maturing September 2, 2016	429,028
		UPC Broadband Holding B.V.
	1,410	Term Loan, 2.18%, Maturing December 31, 2014	1,342,757
	1,765	Term Loan, 3.93%, Maturing December 31, 2016	1,724,380
EUR	2,614	Term Loan, 4.18%, Maturing December 31, 2016	3,298,980
EUR	2,886	Term Loan, 4.99%, Maturing December 31, 2017	3,681,577
		Virgin Media Investment Holding
GBP	208	Term Loan, 4.43%, Maturing March 30, 2012	315,056
		YPSO Holding SA
EUR	209	Term Loan, 4.42%, Maturing July 28, 2014(2)	240,093
EUR	250	Term Loan, 4.42%, Maturing July 28, 2014(2)	286,426
EUR	542	Term Loan, 4.42%, Maturing July 28, 2014(2)	622,136

			$57,180,423

Chemicals and Plastics — 6.2%
		Arizona Chemical, Inc.
	500	Term Loan - Second Lien, 5.76%, Maturing February 28, 2014	$486,250
		Ashland, Inc.
	521	Term Loan, 7.65%, Maturing November 20, 2014	528,101
		Brenntag Holding GmbH and Co. KG
	1,397	Term Loan, 1.99%, Maturing December 23, 2013	1,365,669
	422	Term Loan, 2.01%, Maturing December 23, 2013	412,680
	332	Term Loan, 1.98%, Maturing January 20, 2014	324,511
	1,600	Term Loan - Second Lien, 4.25%, Maturing December 23, 2015	1,543,333
		Celanese Holdings, LLC
	1,555	Term Loan, 1.98%, Maturing April 2, 2014	1,498,064
	2,576	Term Loan, 2.00%, Maturing April 2, 2014	2,479,862

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Hexion Specialty Chemicals, Inc.
	488	Term Loan, 4.06%, Maturing May 5, 2015	$446,062
	860	Term Loan, 4.06%, Maturing May 5, 2015	793,777
	1,947	Term Loan, 4.06%, Maturing May 5, 2015	1,796,344
		Huntsman International, LLC
	2,500	Term Loan, 2.00%, Maturing August 16, 2012	2,373,652
	1,000	Term Loan, 2.49%, Maturing June 30, 2016	951,667
		INEOS Group
	2,962	Term Loan, 9.50%, Maturing December 14, 2013	2,762,521
	2,868	Term Loan, 10.00%, Maturing December 14, 2014	2,674,814
EUR	1,250	Term Loan - Second Lien, 7.02%, Maturing December 14, 2012	1,470,157
		ISP Chemco, Inc.
	1,429	Term Loan, 2.00%, Maturing June 4, 2014	1,362,307
		Kranton Polymers, LLC
	1,642	Term Loan, 2.25%, Maturing May 12, 2013	1,573,433
		MacDermid, Inc.
	542	Term Loan, 2.23%, Maturing April 12, 2014	486,435
EUR	721	Term Loan, 2.63%, Maturing April 12, 2014	810,006
		Millenium Inorganic Chemicals
	356	Term Loan, 2.50%, Maturing April 30, 2014	334,729
	1,075	Term Loan - Second Lien, 6.00%, Maturing October 31, 2014	956,750
		Momentive Performance Material
	1,795	Term Loan, 2.50%, Maturing December 4, 2013	1,649,145
		Nalco Co.
	547	Term Loan, 6.50%, Maturing May 6, 2016	553,270
		Rockwood Specialties Group, Inc.
	4,119	Term Loan, 6.00%, Maturing May 15, 2014	4,141,375
		Schoeller Arca Systems Holding
EUR	72	Term Loan, 5.07%, Maturing November 16, 2015	63,957
EUR	206	Term Loan, 5.07%, Maturing November 16, 2015	182,352
EUR	222	Term Loan, 5.07%, Maturing November 16, 2015	196,228

			$34,217,451

Clothing/Textiles — 0.3%
		Hanesbrands, Inc.
	1,225	Term Loan, 5.25%, Maturing December 10, 2015	$1,240,969
		St. John Knits International, Inc.
	514	Term Loan, 9.25%, Maturing March 23, 2012	470,572

			$1,711,541

Conglomerates — 3.4%
		Amsted Industries, Inc.
	1,862	Term Loan, 2.25%, Maturing October 15, 2010	$1,798,984
		Blount, Inc.
	248	Term Loan, 5.50%, Maturing February 9, 2012	247,590
		Doncasters (Dunde HoldCo 4 Ltd.)
	436	Term Loan, 4.24%, Maturing July 13, 2015	380,781
	436	Term Loan, 4.74%, Maturing July 13, 2015	380,781
GBP	550	Term Loan - Second Lien, 6.55%, Maturing January 13, 2016	645,753
		Jarden Corp.
	471	Term Loan, 2.00%, Maturing January 24, 2012	465,814
	1,194	Term Loan, 2.00%, Maturing January 24, 2012	1,187,231
	497	Term Loan, 2.75%, Maturing January 24, 2012	494,532
		Manitowoc Company, Inc. (The)
	2,367	Term Loan, 7.50%, Maturing August 21, 2014	2,363,797
		Polymer Group, Inc.
	2,147	Term Loan, 7.00%, Maturing November 22, 2014	2,168,039
		RBS Global, Inc.
	340	Term Loan, 2.50%, Maturing July 19, 2013	314,886
	4,425	Term Loan, 2.79%, Maturing July 19, 2013	4,180,244

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	RGIS Holdings, LLC
2,846	Term Loan, 2.74%, Maturing April 30, 2014	$2,596,769
142	Term Loan, 2.75%, Maturing April 30, 2014	129,838
	US Investigations Services, Inc.
995	Term Loan, 3.25%, Maturing February 21, 2015	921,939
	Vertrue, Inc.
919	Term Loan, 3.26%, Maturing August 16, 2014	698,409

		$18,975,387

Containers and Glass Products — 3.8%
	Berry Plastics Corp.
1,886	Term Loan, 2.25%, Maturing April 3, 2015	$1,698,144
	Consolidated Container Co.
1,000	Term Loan - Second Lien, 5.75%, Maturing September 28, 2014	855,000
	Crown Americas, Inc.
672	Term Loan, 1.98%, Maturing November 15, 2012	665,280
	Graham Packaging Holdings Co.
1,276	Term Loan, 2.50%, Maturing October 7, 2011	1,263,726
2,976	Term Loan, 6.75%, Maturing April 5, 2014	3,000,132
	Graphic Packaging International, Inc.
2,287	Term Loan, 2.25%, Maturing May 16, 2014	2,226,022
1,316	Term Loan, 3.00%, Maturing May 16, 2014	1,294,689
	JSG Acquisitions
1,325	Term Loan, 3.63%, Maturing December 31, 2013	1,311,530
1,325	Term Loan, 3.88%, Maturing December 13, 2014	1,311,530
	Owens-Brockway Glass Container
1,706	Term Loan, 1.73%, Maturing June 14, 2013	1,682,476
	Reynolds Group Holdings, Inc.
2,050	Term Loan, 6.25%, Maturing November 5, 2015	2,070,244
	Smurfit-Stone Container Corp.
1,620	Revolving Loan, 2.84%, Maturing July 28, 2010	1,620,064
538	Revolving Loan, 3.06%, Maturing July 28, 2010	537,719
211	Term Loan, 2.50%, Maturing November 1, 2011	209,588
370	Term Loan, 2.50%, Maturing November 1, 2011	367,859
698	Term Loan, 2.50%, Maturing November 1, 2011	693,210
325	Term Loan, 4.50%, Maturing November 1, 2011	323,243

		$21,130,456

Cosmetics/Toiletries — 0.8%
	American Safety Razor Co.
487	Term Loan, 2.75%, Maturing July 31, 2013	$444,170
1,050	Term Loan - Second Lien, 6.51%, Maturing July 31, 2014	627,375
	Bausch & Lomb, Inc.
293	Term Loan, 3.50%, Maturing April 30, 2015	281,772
1,207	Term Loan, 3.50%, Maturing April 30, 2015	1,160,312
	KIK Custom Products, Inc.
1,075	Term Loan - Second Lien, 5.25%, Maturing November 30, 2014	628,875
	Prestige Brands, Inc.
1,329	Term Loan, 4.50%, Maturing April 7, 2011	1,317,912

		$4,460,416

Drugs — 0.8%
	Graceway Pharmaceuticals, LLC
1,736	Term Loan, 3.37%, Maturing May 3, 2012	$1,250,076
275	Term Loan, 8.48%, Maturing November 3, 2013	48,125
1,500	Term Loan - Second Lien, 6.73%, Maturing May 3, 2013	607,500
	Pharmaceutical Holdings Corp.
333	Term Loan, 3.51%, Maturing January 30, 2012	318,058

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Warner Chilcott Corp.
	818	Term Loan, 5.50%, Maturing October 30, 2014	$819,520
	409	Term Loan, 5.75%, Maturing April 30, 2015	409,543
	900	Term Loan, 5.75%, Maturing April 30, 2015	900,995

			$4,353,817

Ecological Services and Equipment — 1.6%
		Blue Waste B.V. (AVR Acquisition)
EUR	1,000	Term Loan, 2.67%, Maturing April 1, 2015	$1,275,979
		Cory Environmental Holdings
GBP	500	Term Loan - Second Lien, 4.85%, Maturing September 30, 2014	590,860
		Kemble Water Structure, Ltd.
GBP	4,500	Term Loan - Second Lien, 4.74%, Maturing October 13, 2013	5,569,332
		Sensus Metering Systems, Inc.
	1,697	Term Loan, 6.99%, Maturing June 3, 2013	1,703,249

			$9,139,420

Electronics/Electrical — 5.3%
		Aspect Software, Inc.
	1,922	Term Loan, 3.25%, Maturing July 11, 2011	$1,846,426
	2,000	Term Loan - Second Lien, 7.31%, Maturing July 11, 2013	1,858,334
		FCI International S.A.S.
	175	Term Loan, 3.62%, Maturing November 1, 2013	164,015
	175	Term Loan, 3.62%, Maturing November 1, 2013	164,015
	181	Term Loan, 3.62%, Maturing November 1, 2013	170,365
	181	Term Loan, 3.62%, Maturing November 1, 2013	170,365
		Freescale Semiconductor, Inc.
	2,907	Term Loan, 4.48%, Maturing December 1, 2013	2,692,941
		Infor Enterprise Solutions Holdings
	1,474	Term Loan, 2.98%, Maturing July 28, 2012	1,372,245
	1,652	Term Loan, 3.98%, Maturing July 28, 2012	1,545,215
	3,165	Term Loan, 3.98%, Maturing July 28, 2012	2,961,660
	500	Term Loan, 5.73%, Maturing March 2, 2014	407,500
	183	Term Loan - Second Lien, 6.48%, Maturing March 2, 2014	144,833
	317	Term Loan - Second Lien, 6.48%, Maturing March 2, 2014	253,333
		Network Solutions, LLC
	644	Term Loan, 2.50%, Maturing March 7, 2014	598,438
		Open Solutions, Inc.
	2,897	Term Loan, 2.38%, Maturing January 23, 2014	2,553,198
		Sensata Technologies Finance Co.
	3,776	Term Loan, 2.00%, Maturing April 27, 2013	3,561,342
		Spectrum Brands, Inc.
	264	Term Loan, 8.00%, Maturing March 30, 2013	264,555
	4,618	Term Loan, 8.00%, Maturing March 30, 2013	4,623,534
		SS&C Technologies, Inc.
	683	Term Loan, 2.25%, Maturing November 23, 2012	655,286
		VeriFone, Inc.
	765	Term Loan, 2.98%, Maturing October 31, 2013	753,525
		Vertafore, Inc.
	2,432	Term Loan, 5.50%, Maturing July 31, 2014	2,352,752

			$29,113,877

Equipment Leasing — 0.5%
		Hertz Corp.
	2,415	Term Loan, 1.99%, Maturing December 21, 2012	$2,365,211
	444	Term Loan, 2.00%, Maturing December 21, 2012	435,238

			$2,800,449

Farming/Agriculture — 0.5%
		Central Garden & Pet Co.
	1,164	Term Loan, 3.75%, Maturing February 28, 2014	$1,107,395

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Wm. Bolthouse Farms, Inc.
	1,800	Term Loan, 5.50%, Maturing January 25, 2016	$1,803,749

			$2,911,144

Financial Intermediaries — 2.6%
		Citco III, Ltd.
	2,255	Term Loan, 4.43%, Maturing June 30, 2014	$2,179,593
		First Data Corp.
	997	Term Loan, 2.98%, Maturing September 24, 2014	874,084
	2,000	Term Loan, 3.00%, Maturing September 24, 2014	1,749,862
		Grosvenor Capital Management
	1,401	Term Loan, 2.25%, Maturing December 5, 2013	1,275,236
		Jupiter Asset Management Group
GBP	447	Term Loan, 2.70%, Maturing June 30, 2015	648,176
		LPL Holdings, Inc.
	4,365	Term Loan, 2.00%, Maturing December 18, 2014	4,196,017
		Nuveen Investments, Inc.
	2,578	Term Loan, 3.29%, Maturing November 2, 2014	2,255,570
		Oxford Acquisition III, Ltd.
	382	Term Loan, 2.25%, Maturing May 24, 2014	360,393
		RJO Holdings Corp. (RJ O’Brien)
	980	Term Loan, 5.23%, Maturing July 31, 2014(2)	658,231

			$14,197,162

Food Products — 4.3%
		Acosta, Inc.
	3,235	Term Loan, 2.48%, Maturing July 28, 2013	$3,101,138
		Advantage Sales & Marketing, Inc.
	1,803	Term Loan, 2.26%, Maturing March 29, 2013	1,727,861
		Dean Foods Co.
	3,737	Term Loan, 1.64%, Maturing April 2, 2014	3,600,276
		Dole Food Company, Inc.
	164	Term Loan, 7.89%, Maturing April 12, 2013	164,179
	286	Term Loan, 8.00%, Maturing April 12, 2013	285,516
	926	Term Loan, 8.00%, Maturing April 12, 2013	926,366
		Michael Foods, Inc.
	436	Term Loan, 6.50%, Maturing April 30, 2014	438,962
		Pinnacle Foods Finance, LLC
	7,549	Term Loan, 2.98%, Maturing April 2, 2014	7,125,480
		Provimi Group SA
	220	Term Loan, 2.48%, Maturing June 28, 2015	208,106
	270	Term Loan, 2.48%, Maturing June 28, 2015	256,100
EUR	284	Term Loan, 2.67%, Maturing June 28, 2015	366,514
EUR	470	Term Loan, 2.67%, Maturing June 28, 2015	606,174
EUR	490	Term Loan, 2.67%, Maturing June 28, 2015	631,642
EUR	632	Term Loan, 2.67%, Maturing June 28, 2015	814,534
EUR	29	Term Loan - Second Lien, 4.67%, Maturing June 28, 2015	33,784
EUR	837	Term Loan - Second Lien, 2.22%, Maturing December 28, 2016	974,369
	178	Term Loan - Second Lien, 4.48%, Maturing December 28, 2016	152,092
		Reddy Ice Group, Inc.
	2,190	Term Loan, 2.00%, Maturing August 9, 2012	2,166,731

			$23,579,824

Food Service — 3.6%
		AFC Enterprises, Inc.
	399	Term Loan, 7.00%, Maturing May 11, 2011	$403,228
		Aramark Corp.
	8,240	Term Loan, 2.13%, Maturing January 26, 2014	7,883,335
	542	Term Loan, 2.14%, Maturing January 26, 2014	518,665
GBP	1,213	Term Loan, 2.73%, Maturing January 27, 2014	1,733,268

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Buffets, Inc.
	638	Term Loan, 18.00%, Maturing April 30, 2012	$646,326
	122	Term Loan, 7.53%, Maturing November 1, 2013(2)	114,947
	626	Term Loan - Second Lien, 17.75%, Maturing November 1, 2013(2)	588,590
		CBRL Group, Inc.
	1,074	Term Loan, 1.75%, Maturing April 27, 2013	1,056,394
	649	Term Loan, 2.75%, Maturing April 27, 2016	640,022
		Denny’s, Inc.
	110	Term Loan, 2.24%, Maturing March 31, 2012	107,800
	293	Term Loan, 2.35%, Maturing March 31, 2012	287,467
		NPC International, Inc.
	387	Term Loan, 2.00%, Maturing May 3, 2013	372,082
		OSI Restaurant Partners, LLC
	233	Term Loan, 2.52%, Maturing May 9, 2013	207,267
	2,680	Term Loan, 2.56%, Maturing May 9, 2014	2,387,034
		QCE Finance, LLC
	1,210	Term Loan, 2.56%, Maturing May 5, 2013	1,042,267
	1,050	Term Loan - Second Lien, 6.00%, Maturing November 5, 2013	644,700
		Sagittarius Restaurants, LLC
	372	Term Loan, 9.75%, Maturing March 29, 2013	363,092
		Selecta
EUR	741	Term Loan - Second Lien, 4.99%, Maturing December 28, 2015	668,673

			$19,665,157

Food/Drug Retailers — 4.0%
		General Nutrition Centers, Inc.
	5,649	Term Loan, 2.50%, Maturing September 16, 2013	$5,398,206
		Iceland Foods Group, Ltd.
GBP	1,625	Term Loan, 3.02%, Maturing May 2, 2015	2,422,048
		Pantry, Inc. (The)
	249	Term Loan, 1.98%, Maturing May 15, 2014	237,212
	863	Term Loan, 1.98%, Maturing May 15, 2014	823,905
		Rite Aid Corp.
	8,688	Term Loan, 1.98%, Maturing June 1, 2014	7,765,155
	1,185	Term Loan, 6.00%, Maturing June 4, 2014	1,132,944
	1,000	Term Loan, 9.50%, Maturing June 4, 2014	1,042,750
		Roundy’s Supermarkets, Inc.
	3,073	Term Loan, 4.62%, Maturing November 3, 2013	3,077,654

			$21,899,874

Forest Products — 1.8%
		Georgia-Pacific Corp.
	2,731	Term Loan, 2.24%, Maturing December 20, 2012	$2,676,089
	6,128	Term Loan, 2.26%, Maturing December 20, 2012	6,006,245
	1,553	Term Loan, 3.50%, Maturing December 23, 2014	1,555,113

			$10,237,447

Health Care — 16.1%
		Alliance Healthcare Services
	1,350	Term Loan, 5.50%, Maturing June 1, 2016	$1,347,891
		American Medical Systems
	441	Term Loan, 2.50%, Maturing July 20, 2012	430,423
		Biomet, Inc.
	6,930	Term Loan, 3.25%, Maturing December 26, 2014	6,730,205
		Bright Horizons Family Solutions, Inc.
	1,059	Term Loan, 7.50%, Maturing May 15, 2015	1,064,169
		Cardinal Health 409, Inc.
	2,389	Term Loan, 2.48%, Maturing April 10, 2014	2,182,720
		Carestream Health, Inc.
	3,224	Term Loan, 2.23%, Maturing April 30, 2013	3,059,264
	500	Term Loan - Second Lien, 5.48%, Maturing October 30, 2013	441,000

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Carl Zeiss Vision Holding GmbH
	1,300	Term Loan, 2.73%, Maturing March 23, 2015	$998,400
		Community Health Systems, Inc.
	10,135	Term Loan, 2.50%, Maturing July 25, 2014	9,491,748
	518	Term Loan, 2.50%, Maturing July 25, 2014	485,272
		Concentra, Inc.
	740	Term Loan - Second Lien, 5.76%, Maturing June 25, 2015(2)	639,833
		CONMED Corp.
	500	Term Loan, 1.74%, Maturing April 13, 2013	475,317
		ConvaTec Cidron Healthcare
EUR	746	Term Loan, 4.68%, Maturing July 30, 2016	998,949
		CRC Health Corp.
	529	Term Loan, 2.50%, Maturing February 6, 2013	498,358
	532	Term Loan, 2.50%, Maturing February 6, 2013	500,863
		Dako EQT Project Delphi
	500	Term Loan - Second Lien, 4.00%, Maturing December 12, 2016	326,250
		DaVita, Inc.
	622	Term Loan, 1.74%, Maturing October 5, 2012	610,677
		DJO Finance, LLC
	796	Term Loan, 3.23%, Maturing May 15, 2014	773,334
		Fenwal, Inc.
	500	Term Loan - Second Lien, 5.50%, Maturing August 28, 2014	433,750
		Fresenius Medical Care Holdings
	2,837	Term Loan, 1.63%, Maturing March 31, 2013	2,774,321
		Hanger Orthopedic Group, Inc.
	796	Term Loan, 2.23%, Maturing May 30, 2013	781,701
		HCA, Inc.
	10,781	Term Loan, 2.50%, Maturing November 18, 2013	10,252,134
		Health Management Association, Inc.
	9,175	Term Loan, 2.00%, Maturing February 28, 2014	8,670,835
		HealthSouth Corp.
	1,556	Term Loan, 2.51%, Maturing March 10, 2013	1,511,669
	1,281	Term Loan, 4.01%, Maturing March 15, 2014	1,279,530
		Iasis Healthcare, LLC
	154	Term Loan, 2.23%, Maturing March 14, 2014	147,348
	569	Term Loan, 2.23%, Maturing March 14, 2014	544,267
	1,644	Term Loan, 2.23%, Maturing March 14, 2014	1,572,673
		Ikaria Acquisition, Inc.
	1,520	Term Loan, 2.49%, Maturing March 28, 2013	1,435,310
		IM U.S. Holdings, LLC
	980	Term Loan, 2.24%, Maturing June 26, 2014	941,193
	700	Term Loan - Second Lien, 4.50%, Maturing June 26, 2015	679,525
		IMS Health, Inc.
	1,450	Term Loan, Maturing February 17, 2016(7)	1,459,606
		inVentiv Health, Inc.
	921	Term Loan, 2.01%, Maturing July 6, 2014	876,921
		LifePoint Hospitals, Inc.
	2,251	Term Loan, 1.89%, Maturing April 15, 2012	2,219,245
		MultiPlan Merger Corp.
	983	Term Loan, 2.75%, Maturing April 12, 2013	962,869
	1,380	Term Loan, 2.75%, Maturing April 12, 2013	1,351,973
		Mylan, Inc.
	4,593	Term Loan, 3.55%, Maturing October 2, 2014	4,551,606
		National Mentor Holdings, Inc.
	69	Term Loan, 2.15%, Maturing June 29, 2013	62,483
	1,116	Term Loan, 2.26%, Maturing June 29, 2013	1,016,423
		National Renal Institutes, Inc.
	788	Term Loan, 9.00%, Maturing March 31, 2013(2)	764,332
		Nyco Holdings
EUR	500	Term Loan, 2.84%, Maturing December 29, 2014	650,117

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
EUR	500	Term Loan, 3.59%, Maturing December 29, 2015	$650,117
		Physiotherapy Associates, Inc.
	831	Term Loan, 7.50%, Maturing June 27, 2013	656,691
		RadNet Management, Inc.
	1,601	Term Loan, 4.51%, Maturing November 15, 2012	1,557,100
	650	Term Loan, 9.26%, Maturing November 15, 2013	611,000
		ReAble Therapeutics Finance, LLC
	2,659	Term Loan, 2.26%, Maturing November 16, 2013	2,607,137
		RehabCare Group, Inc.
	950	Term Loan, 6.00%, Maturing November 20, 2015	950,594
		Renal Advantage, Inc.
	1	Term Loan, 2.75%, Maturing October 5, 2012	860
		Select Medical Holdings Corp.
	2,472	Term Loan, 4.00%, Maturing August 5, 2014	2,432,037
		Sunrise Medical Holdings, Inc.
	429	Term Loan, 8.25%, Maturing May 13, 2010	366,845
		TZ Merger Sub., Inc. (TriZetto)
	744	Term Loan, 7.50%, Maturing July 24, 2015	750,240
		Vanguard Health Holding Co., LLC
	1,800	Term Loan, 5.00%, Maturing January 29, 2016	1,806,188
		Viant Holdings, Inc.
	578	Term Loan, 2.51%, Maturing June 25, 2014	564,633

			$88,947,946

Home Furnishings — 0.9%
		Hunter Fan Co.
	480	Term Loan, 2.73%, Maturing April 16, 2014	$396,600
		Interline Brands, Inc.
	283	Term Loan, 1.98%, Maturing June 23, 2013	262,117
	1,041	Term Loan, 2.00%, Maturing June 23, 2013	962,882
		National Bedding Co., LLC
	1,465	Term Loan, 2.30%, Maturing August 31, 2011	1,428,178
	2,050	Term Loan - Second Lien, 5.31%, Maturing August 31, 2012	1,834,750
		Simmons Co.
	1,131	Term Loan, 7.39%, Maturing February 15, 2012(2)	7,069

			$4,891,596

Industrial Equipment — 3.9%
		Brand Energy and Infrastructure Services, Inc.
	729	Term Loan, 2.56%, Maturing February 7, 2014	$681,358
	880	Term Loan, 3.56%, Maturing February 7, 2014	835,762
		Bucyrus International, Inc.
	1,460	Tem Loan, 4.50%, Maturing February 21, 2016	1,471,397
		CEVA Group PLC U.S.
	1,156	Term Loan, 3.24%, Maturing January 4, 2014	999,843
	2,228	Term Loan, 3.24%, Maturing January 4, 2014	1,927,446
	847	Term Loan, 3.25%, Maturing January 4, 2014	745,222
		EPD Holdings, (Goodyear Engineering Products)
	150	Term Loan, 2.73%, Maturing July 13, 2014	123,849
	1,048	Term Loan, 2.73%, Maturing July 13, 2014	864,728
	850	Term Loan - Second Lien, 5.98%, Maturing July 13, 2015	619,438
		Generac Acquisition Corp.
	1,805	Term Loan, 2.75%, Maturing November 7, 2013	1,672,658
		Gleason Corp.
	146	Term Loan, 2.00%, Maturing June 30, 2013	142,293
	634	Term Loan, 2.03%, Maturing June 30, 2013	618,139
		Jason, Inc.
	441	Term Loan, 4.99%, Maturing April 30, 2010	288,555
		John Maneely Co.
	2,389	Term Loan, 3.50%, Maturing December 8, 2013	2,254,604

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	KION Group GmbH
1,003	Term Loan, 3.98%, Maturing December 23, 2014(2)	$745,833
1,003	Term Loan, 4.23%, Maturing December 23, 2015(2)	745,833
	Polypore, Inc.
4,785	Term Loan, 2.48%, Maturing July 3, 2014	4,539,334
	Sequa Corp.
794	Term Loan, 3.88%, Maturing November 30, 2014	732,073
	TFS Acquisition Corp.
1,985	Term Loan, 14.00%, Maturing August 11, 2013(2)	1,568,531

		$21,576,896

Insurance — 3.3%
	Alliant Holdings I, Inc.
1,836	Term Loan, 3.25%, Maturing August 21, 2014	$1,746,081
	AmWINS Group, Inc.
982	Term Loan, 2.76%, Maturing June 8, 2013	917,286
500	Term Loan - Second Lien, 5.75%, Maturing June 8, 2014	412,500
	Applied Systems, Inc.
2,261	Term Loan, 2.73%, Maturing September 26, 2013	2,158,940
	CCC Information Services Group, Inc.
1,616	Term Loan, 2.48%, Maturing February 10, 2013	1,557,139
	Conseco, Inc.
3,925	Term Loan, 7.50%, Maturing October 10, 2013	3,737,040
	Crawford & Company
1,334	Term Loan, 5.25%, Maturing October 31, 2013	1,306,883
	Crump Group, Inc.
923	Term Loan, 3.23%, Maturing August 4, 2014	833,108
	Hub International Holdings, Inc.
434	Term Loan, 2.75%, Maturing June 13, 2014	400,443
1,931	Term Loan, 2.75%, Maturing June 13, 2014	1,782,020
623	Term Loan, 6.75%, Maturing June 30, 2014	617,398
	U.S.I. Holdings Corp.
3,374	Term Loan, 3.01%, Maturing May 4, 2014	3,073,440

		$18,542,278

Leisure Goods/Activities/Movies — 8.0%
	AMC Entertainment, Inc.
5,489	Term Loan, 1.98%, Maturing January 26, 2013	$5,328,922
	AMF Bowling Worldwide, Inc.
1,200	Term Loan - Second Lien, 6.48%, Maturing December 8, 2013	888,000
	Bombardier Recreational Products
2,028	Term Loan, 3.25%, Maturing June 28, 2013	1,571,582
	Butterfly Wendel US, Inc.
304	Term Loan, 3.00%, Maturing June 22, 2013	243,741
304	Term Loan, 2.75%, Maturing June 22, 2014	243,820
	Carmike Cinemas, Inc.
2,950	Term Loan, 5.50%, Maturing January 27, 2016	2,949,080
	Cedar Fair, L.P.
370	Term Loan, 2.23%, Maturing August 30, 2012	368,024
2,476	Term Loan, 4.23%, Maturing February 17, 2014	2,464,656
	CFV I, LLC/Hicks Sports Group
92	Term Loan, 5.55%, Maturing July 1, 2010(3)	92,398
	Cinemark, Inc.
3,943	Term Loan, 2.01%, Maturing October 5, 2013	3,910,036
	Deluxe Entertainment Services
62	Term Loan, 6.22%, Maturing January 28, 2011	57,461
106	Term Loan, 6.25%, Maturing January 28, 2011	98,212
1,010	Term Loan, 6.25%, Maturing January 28, 2011	936,080
	Fender Musical Instruments Corp.
329	Term Loan, 2.51%, Maturing June 9, 2014	282,487
652	Term Loan, 2.51%, Maturing June 9, 2014	559,239

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Formula One (Alpha D2, Ltd.)
2,000	Term Loan - Second Lien, 3.82%, Maturing June 30, 2014	$1,763,334
	Mega Blocks, Inc.
1,743	Term Loan, 9.75%, Maturing July 26, 2012	1,129,963
	Metro-Goldwyn-Mayer Holdings, Inc.
3,655	Term Loan, 0.00%, Maturing April 8, 2012(6)	2,218,930
	National CineMedia, LLC
2,850	Term Loan, 2.01%, Maturing February 13, 2015	2,759,749
	Regal Cinemas Corp.
4,729	Term Loan, 4.00%, Maturing November 10, 2010	4,741,239
	Revolution Studios Distribution Co., LLC
1,086	Term Loan, 3.98%, Maturing December 21, 2014	983,151
900	Term Loan - Second Lien, 7.23%, Maturing June 21, 2015	630,000
	Six Flags Theme Parks, Inc.
1,449	Term Loan, 2.48%, Maturing April 30, 2015	1,448,877
	Southwest Sports Group, LLC
2,000	Term Loan, 6.75%, Maturing December 22, 2010	1,671,666
	SW Acquisition Co., Inc.
2,025	Term Loan, 5.75%, Maturing May 31, 2016	2,041,453
	Universal City Development Partners, Ltd.
2,850	Term Loan, 6.50%, Maturing November 6, 2014	2,874,938
	Zuffa, LLC
1,967	Term Loan, 2.31%, Maturing June 20, 2016	1,868,384

		$44,125,422

Lodging and Casinos — 2.8%
	Ameristar Casinos, Inc.
1,176	Term Loan, 3.50%, Maturing November 10, 2012	$1,175,449
	Harrah’s Operating Co.
408	Term Loan, 3.25%, Maturing January 28, 2015	330,925
795	Term Loan, 3.25%, Maturing January 28, 2015	643,765
3,000	Term Loan, 9.50%, Maturing October 31, 2016	3,005,001
	Isle of Capri Casinos, Inc.
368	Term Loan, 3.25%, Maturing November 30, 2013	360,579
43	Term Loan, 5.00%, Maturing November 30, 2013	42,098
147	Term Loan, 5.00%, Maturing November 30, 2013	144,233
	LodgeNet Entertainment Corp.
2,336	Term Loan, 2.26%, Maturing April 4, 2014	2,177,189
	New World Gaming Partners, Ltd.
224	Term Loan, 2.75%, Maturing June 30, 2014	205,741
1,105	Term Loan, 2.75%, Maturing June 30, 2014	1,015,782
	Penn National Gaming, Inc.
1,002	Term Loan, 1.98%, Maturing October 3, 2012	985,070
	Tropicana Entertainment, Inc.
191	Term Loan, 0.00%, Maturing December 29, 2012(3)	177,758
	Venetian Casino Resort/Las Vegas Sands, Inc.
946	Term Loan, 2.01%, Maturing May 14, 2014	828,188
3,744	Term Loan, 2.01%, Maturing May 23, 2014	3,279,119
	VML US Finance, LLC
188	Term Loan, 4.76%, Maturing May 25, 2012	179,611
438	Term Loan, 4.76%, Maturing May 25, 2013	418,025
	Wimar OpCo, LLC
1,954	Term Loan, 0.00%, Maturing January 3, 2012(6)	591,200

		$15,559,733

Nonferrous Metals/Minerals — 1.2%
	Euramax International, Inc.
343	Term Loan, 10.00%, Maturing June 29, 2013	$289,053
342	Term Loan, 14.00%, Maturing June 29, 2013(2)	288,323
	Noranda Aluminum Acquisition
1,258	Term Loan, 2.23%, Maturing May 18, 2014	1,105,010

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Novelis, Inc.
	693	Term Loan, 2.23%, Maturing June 28, 2014	$672,369
	1,525	Term Loan, 2.24%, Maturing June 28, 2014	1,479,269
		Oxbow Carbon and Mineral Holdings
	2,808	Term Loan, 2.25%, Maturing May 8, 2014	2,731,164

			$6,565,188

Oil and Gas — 3.4%
		Atlas Pipeline Partners, L.P.
	1,024	Term Loan, 6.75%, Maturing July 20, 2014	$1,021,775
		Big West Oil, LLC
	358	Term Loan, 4.50%, Maturing May 1, 2014	353,944
	451	Term Loan, 4.50%, Maturing May 1, 2014	444,959
		Dresser, Inc.
	1,577	Term Loan, 2.50%, Maturing May 4, 2014	1,513,442
	1,000	Term Loan - Second Lien, 6.00%, Maturing May 4, 2015	941,667
		Dynegy Holdings, Inc.
	372	Term Loan, 3.98%, Maturing April 2, 2013	364,809
	5,623	Term Loan, 3.98%, Maturing April 2, 2013	5,511,974
		Enterprise GP Holdings, L.P.
	1,299	Term Loan, 2.49%, Maturing October 31, 2014	1,287,680
		Hercules Offshore, Inc.
	2,281	Term Loan, 6.00%, Maturing July 6, 2013	2,170,915
		Niska Gas Storage
	52	Term Loan, 1.98%, Maturing May 13, 2011	50,023
	76	Term Loan, 1.98%, Maturing May 13, 2011	73,846
	744	Term Loan, 1.98%, Maturing May 12, 2013	718,356
		Precision Drilling Corp.
	893	Term Loan, 4.23%, Maturing December 23, 2013	880,023
		SemGroup Corp.
	1,150	Term Loan, 1.61%, Maturing November 27, 2013	1,146,645
		Targa Resources, Inc.
	2,200	Term Loan, 6.00%, Maturing June 4, 2017	2,211,000

			$18,691,058

Publishing — 8.3%
		American Media Operations, Inc.
	2,447	Term Loan, 10.00%, Maturing January 31, 2013(2)	$2,332,616
		Aster Zweite Beteiligungs GmbH
	1,850	Term Loan, 2.89%, Maturing September 27, 2013	1,782,166
		GateHouse Media Operating, Inc.
	650	Term Loan, 2.23%, Maturing August 28, 2014	308,100
	1,525	Term Loan, 2.23%, Maturing August 28, 2014	722,850
	750	Term Loan, 2.48%, Maturing August 28, 2014	355,500
		Getty Images, Inc.
	2,833	Term Loan, 6.25%, Maturing July 2, 2015	2,853,211
		Lamar Media Corp.
	903	Term Loan, 5.50%, Maturing September 30, 2012	903,200
		Laureate Education, Inc.
	500	Term Loan, 3.50%, Maturing August 17, 2014	462,737
	3,338	Term Loan, 3.50%, Maturing August 17, 2014	3,091,649
	1,496	Term Loan, 7.00%, Maturing August 31, 2014	1,489,227
		Local Insight Regatta Holdings, Inc.
	1,803	Term Loan, 7.75%, Maturing April 23, 2015	1,535,049
		MediaNews Group, Inc.
	1,134	Term Loan, 6.73%, Maturing August 25, 2010	536,696
	775	Term Loan, 6.73%, Maturing August 2, 2013	356,547
		Mediannuaire Holding
EUR	680	Term Loan, 2.96%, Maturing October 10, 2014	670,779
EUR	680	Term Loan, 3.46%, Maturing October 10, 2015	670,593

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Merrill Communications, LLC
	5,113	Term Loan, 8.50%, Maturing December 24, 2012	$4,486,773
		Nelson Education, Ltd.
	489	Term Loan, 2.75%, Maturing July 5, 2014	449,650
		Nielsen Finance, LLC
	6,447	Term Loan, 2.23%, Maturing August 9, 2013	6,106,382
	995	Term Loan, 3.98%, Maturing May 1, 2016	968,869
		Philadelphia Newspapers, LLC
	779	Term Loan, 0.00%, Maturing June 29, 2013(6)	183,038
		Reader’s Digest Association, Inc. (The)
	1,490	Revolving Loan, 4.53%, Maturing March 3, 2014	894,285
	4,528	Term Loan, 4.24%, Maturing March 3, 2014	2,716,948
		SGS International, Inc.
	610	Term Loan, 2.86%, Maturing December 30, 2011	587,171
		Source Interlink Companies, Inc.
	911	Term Loan, 10.75%, Maturing June 18, 2013	788,344
	502	Term Loan, 15.00%, Maturing June 18, 2013(2)	200,977
		Source Media, Inc.
	1,177	Term Loan, 5.26%, Maturing November 8, 2011	1,112,074
		Trader Media Corp.
GBP	1,507	Term Loan, 2.67%, Maturing March 23, 2015	2,069,611
		Tribune Co.
	2,479	Term Loan, 0.00%, Maturing April 10, 2010(6)	1,500,803
	1,256	Term Loan, 0.00%, Maturing May 17, 2014(6)	770,396
	1,990	Term Loan, 0.00%, Maturing May 17, 2014(6)	1,164,743
		Xsys, Inc.
	1,933	Term Loan, 2.89%, Maturing September 27, 2013	1,861,795
	1,963	Term Loan, 2.89%, Maturing September 27, 2014	1,891,202

			$45,823,981

Radio and Television — 5.3%
		Block Communications, Inc.
	912	Term Loan, 2.28%, Maturing December 22, 2011	$861,840
		CMP KC, LLC
	956	Term Loan, 6.25%, Maturing May 5, 2013(4)	274,426
		CMP Susquehanna Corp.
	2,700	Term Loan, 2.25%, Maturing May 5, 2013	2,150,825
		Discovery Communications, Inc.
	993	Term Loan, 5.31%, Maturing May 14, 2014	1,001,805
		Emmis Operating Co.
	850	Term Loan, 4.25%, Maturing November 2, 2013	709,386
		Gray Television, Inc.
	1,208	Term Loan, 3.75%, Maturing January 19, 2015	1,095,307
		HIT Entertainment, Inc.
	970	Term Loan, 2.50%, Maturing March 20, 2012	857,593
		Intelsat Corp.
	3,527	Term Loan, 2.73%, Maturing January 3, 2014	3,367,567
	3,527	Term Loan, 2.73%, Maturing January 3, 2014	3,367,567
	3,528	Term Loan, 2.73%, Maturing January 3, 2014	3,368,598
		NEP II, Inc.
	660	Term Loan, 2.53%, Maturing February 16, 2014	610,756
		Nexstar Broadcasting, Inc.
	1,956	Term Loan, 5.00%, Maturing October 1, 2012	1,904,204
	1,850	Term Loan, 5.00%, Maturing October 1, 2012	1,800,199
		Raycom TV Broadcasting, LLC
	1,125	Term Loan, 1.81%, Maturing June 25, 2014	1,006,875
		SFX Entertainment
	977	Term Loan, 3.49%, Maturing June 21, 2013	967,458
		Sirius Satellite Radio, Inc.
	489	Term Loan, 2.50%, Maturing December 19, 2012	469,811

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Univision Communications, Inc.
4,400	Term Loan, 2.50%, Maturing September 29, 2014	$3,808,064
	Young Broadcasting, Inc.
786	Term Loan, 0.00%, Maturing November 3, 2012(6)	648,187
973	Term Loan, 0.00%, Maturing November 3, 2012(6)	801,503

		$29,071,971

Rail Industries — 0.4%
	Kansas City Southern Railway Co.
2,171	Term Loan, 2.00%, Maturing April 26, 2013	$2,120,588

		$2,120,588

Retailers (Except Food and Drug) — 3.8%
	American Achievement Corp.
482	Term Loan, 6.26%, Maturing March 25, 2011	$458,188
	Amscan Holdings, Inc.
559	Term Loan, 2.50%, Maturing May 25, 2013	534,024
	Cumberland Farms, Inc.
1,685	Term Loan, 3.87%, Maturing September 29, 2013	1,541,759
	Educate, Inc.
500	Term Loan - Second Lien, 5.51%, Maturing June 14, 2014	435,000
	FTD, Inc.
1,373	Term Loan, 6.75%, Maturing July 31, 2014	1,377,919
	Josten’s Corp.
2,103	Term Loan, 2.23%, Maturing October 4, 2011	2,084,325
	Mapco Express, Inc.
334	Term Loan, 6.50%, Maturing April 28, 2011	318,978
	Neiman Marcus Group, Inc.
2,967	Term Loan, 2.26%, Maturing April 5, 2013	2,676,451
	Orbitz Worldwide, Inc.
2,268	Term Loan, 3.24%, Maturing July 25, 2014	2,152,544
	Oriental Trading Co., Inc.
1,738	Term Loan, 9.75%, Maturing July 31, 2013	1,520,539
1,225	Term Loan - Second Lien, 6.26%, Maturing January 31, 2013	241,938
	Pilot Travel Centers, LLC
1,350	Term Loan, Maturing November 24, 2015(7)	1,361,929
	Rent-A-Center, Inc.
36	Term Loan, 2.01%, Maturing November 15, 2012	35,404
642	Term Loan, 3.26%, Maturing May 31, 2015	638,464
	Rover Acquisition Corp.
2,377	Term Loan, 2.49%, Maturing October 26, 2013	2,326,494
	Savers, Inc.
366	Term Loan, 2.98%, Maturing August 11, 2012	365,888
411	Term Loan, 2.98%, Maturing August 11, 2012	411,097
	Yankee Candle Company, Inc. (The)
2,577	Term Loan, 2.23%, Maturing February 6, 2014	2,483,847

		$20,964,788

Steel — 0.1%
	Niagara Corp.
1,121	Term Loan, 7.25%, Maturing June 29, 2014	$773,663

		$773,663

Surface Transport — 0.4%
	Oshkosh Truck Corp.
1,367	Term Loan, 6.26%, Maturing December 6, 2013	$1,370,844
	Swift Transportation Co., Inc.
1,109	Term Loan, 8.25%, Maturing May 10, 2014	1,033,269

		$2,404,113

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Telecommunications — 3.3%
		Alaska Communications Systems Holdings, Inc.
	1,100	Term Loan, 2.00%, Maturing February 1, 2012	$1,071,396
		Asurion Corp.
	4,314	Term Loan, 3.23%, Maturing July 13, 2012	4,191,682
	2,000	Term Loan - Second Lien, 6.73%, Maturing January 13, 2013	1,943,750
		CommScope, Inc.
	2,054	Term Loan, 2.96%, Maturing November 19, 2014	2,031,281
		Intelsat Subsidiary Holding Co.
	1,064	Term Loan, 2.73%, Maturing July 3, 2013	1,019,818
		Macquarie UK Broadcast Ventures, Ltd.
GBP	828	Term Loan, 2.54%, Maturing December 26, 2014	1,039,421
		NTelos, Inc.
	1,496	Term Loan, 5.75%, Maturing August 13, 2015	1,507,940
		Palm, Inc.
	1,899	Term Loan, 3.76%, Maturing April 24, 2014	1,673,580
		Stratos Global Corp.
	1,081	Term Loan, 2.75%, Maturing February 13, 2012	1,067,487
		TowerCo Finance, LLC
	450	Term Loan, 6.00%, Maturing November 24, 2014	454,500
		Trilogy International Partners
	950	Term Loan, 3.75%, Maturing June 29, 2012	809,875
		Windstream Corp.
	1,377	Term Loan, 3.01%, Maturing December 17, 2015	1,368,397

			$18,179,127

Utilities — 4.4%
		AEI Finance Holding, LLC
	302	Revolving Loan, 3.23%, Maturing March 30, 2012	$276,394
	2,052	Term Loan, 3.25%, Maturing March 30, 2014	1,880,530
		Astoria Generating Co.
	1,000	Term Loan - Second Lien, 4.01%, Maturing August 23, 2013	951,786
		BRSP, LLC
	977	Term Loan, 7.50%, Maturing June 24, 2014	979,201
		Calpine Corp.
	6,958	DIP Loan, 7.50%, Maturing March 29, 2014	6,558,411
		Covanta Energy Corp.
	261	Term Loan, 1.65%, Maturing February 9, 2014	250,160
	515	Term Loan, 1.75%, Maturing February 9, 2014	494,164
		Electricinvest Holding Co.
GBP	480	Term Loan, 5.04%, Maturing October 24, 2012	605,041
EUR	477	Term Loan - Second Lien, 4.92%, Maturing October 24, 2012	541,902
		NRG Energy, Inc.
	1,940	Term Loan, 1.99%, Maturing June 1, 2014	1,879,616
	2,471	Term Loan, 2.00%, Maturing June 1, 2014	2,393,921
		Pike Electric, Inc.
	1,136	Term Loan, 1.75%, Maturing July 1, 2012	1,079,616
	309	Term Loan, 1.75%, Maturing December 10, 2012	293,087
		TXU Texas Competitive Electric Holdings Co., LLC
	997	Term Loan, 3.73%, Maturing October 10, 2014	806,002
	1,466	Term Loan, 3.73%, Maturing October 10, 2014	1,179,539
	3,842	Term Loan, 3.73%, Maturing October 10, 2014	3,106,816
		Vulcan Energy Corp.
	1,093	Term Loan, 5.50%, Maturing December 31, 2015	1,103,514

			$24,379,700

Total Senior Floating-Rate Interests (identified cost $805,765,312)			$766,731,744

Corporate Bonds & Notes — 11.5%

Principal
Amount*
(000’s omitted)		Security	Value
Aerospace and Defense — 0.0%
		Alion Science and Technologies Corp.
	155	10.25%, 2/1/15	$119,350

			$119,350

Automotive — 0.2%
		Allison Transmission, Inc.
	25	11.00%, 11/1/15(8)	$26,063
	670	11.25%, 11/1/15(2)(8)	696,800
		American Axle & Manufacturing Holdings, Inc., Sr. Notes
	150	9.25%, 1/15/17(8)	156,000
	35	7.875%, 3/1/17	30,625
		Commercial Vehicle Group, Inc., Sr. Notes
	110	8.00%, 7/1/13	69,300

			$978,788

Broadcast Radio and Television — 0.3%
		Clear Channel Communications, Inc., Sr. Notes
	1,000	6.25%, 3/15/11	$955,000
		Rainbow National Services, LLC, Sr. Sub. Notes
	335	10.375%, 9/1/14(8)	353,844
		XM Satellite Radio Holdings, Inc., Sr. Notes
	445	13.00%, 8/1/14(8)	489,500

			$1,798,344

Building and Development — 0.4%
		Grohe Holding GmbH, Variable Rate
EUR	2,000	3.559%, 1/15/14(9)	$2,328,422
		Texas Industries, Inc., Sr. Notes
	135	7.25%, 7/15/13(8)	131,962

			$2,460,384

Business Equipment and Services — 0.7%
		Affinion Group, Inc.
	235	11.50%, 10/15/15	$240,875
		Brocade Communications Systems, Inc., Sr. Notes
	40	6.625%, 1/15/18(8)	40,600
	40	6.875%, 1/15/20(8)	41,000
		Education Management, LLC, Sr. Notes
	445	8.75%, 6/1/14	457,237
		Education Management, LLC, Sr. Sub. Notes
	97	10.25%, 6/1/16	103,063
		First Data Corp.
	85	9.875%, 9/24/15	73,950
		MediMedia USA, Inc., Sr. Sub. Notes
	180	11.375%, 11/15/14(8)	152,100
		RSC Equipment Rental, Inc., Sr. Notes
	750	10.00%, 7/15/17(8)	806,250
		SunGard Data Systems, Inc., Sr. Notes
	1,380	10.625%, 5/15/15	1,497,300
		Ticketmaster Entertainment, Inc.
	220	10.75%, 8/1/16	243,100
		West Corp.
	320	9.50%, 10/15/14	319,200

			$3,974,675

Cable and Satellite Television — 0.6%
		CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
	170	8.75%, 11/15/13(6)	$173,400

Principal
Amount*
(000’s omitted)	Security	Value
	Charter Communications, Inc., Sr. Notes
30	8.375%, 4/30/14(6)(8)	$30,600
205	10.875%, 9/15/14(6)(8)	229,344
	Kabel Deutschland GmbH
220	10.625%, 7/1/14	231,550
	Virgin Media Finance PLC, Sr. Notes
2,500	6.50%, 1/15/18(8)	2,475,000

		$3,139,894

Chemicals and Plastics — 0.2%
	CII Carbon, LLC
195	11.125%, 11/15/15(8)	$195,488
	INEOS Group Holdings PLC, Sr. Sub. Notes
345	8.50%, 2/15/16(8)	225,975
	Reichhold Industries, Inc., Sr. Notes
500	9.00%, 8/15/14(8)	470,000
	Wellman Holdings, Inc., Sr. Sub. Notes
153	5.00%, 1/29/19(4)	56,210

		$947,673

Clothing/Textiles — 0.1%
	Levi Strauss & Co., Sr. Notes
365	9.75%, 1/15/15	$382,337
25	8.875%, 4/1/16	26,063
	Perry Ellis International, Inc., Sr. Sub. Notes
400	8.875%, 9/15/13	404,000

		$812,400

Conglomerates — 0.1%
	RBS Global & Rexnord Corp.
180	9.50%, 8/1/14(8)	$183,150
175	11.75%, 8/1/16	182,875

		$366,025

Containers and Glass Products — 0.3%
	Berry Plastics Corp., Sr. Notes, Variable Rate
1,000	5.001%, 2/15/15	$940,000
	Intertape Polymer US, Inc., Sr. Sub. Notes
865	8.50%, 8/1/14	730,925

		$1,670,925

Cosmetics/Toiletries — 0.3%
	Revlon Consumer Products Corp.
1,420	9.75%, 11/15/15(8)	$1,466,150

		$1,466,150

Ecological Services and Equipment — 0.1%
	Waste Services, Inc., Sr. Sub. Notes
570	9.50%, 4/15/14	$588,525

		$588,525

Electronics/Electrical — 0.2%
	Amkor Technologies, Inc., Sr. Notes
140	9.25%, 6/1/16	$145,250
	NXP BV/NXP Funding, LLC, Variable Rate
875	3.001%, 10/15/13	744,844

		$890,094

Principal
Amount*
(000’s omitted)	Security	Value
Equipment Leasing — 0.0%
	Hertz Corp.
120	8.875%, 1/1/14	$122,400
95	10.50%, 1/1/16	98,800

		$221,200

Financial Intermediaries — 0.5%
	Ford Motor Credit Co., Sr. Notes
2,250	12.00%, 5/15/15	$2,572,760
335	8.00%, 12/15/16	336,821

		$2,909,581

Food Products — 0.3%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
580	11.50%, 11/1/11	$580,000
	Smithfield Foods, Inc., Sr. Notes
1,000	10.00%, 7/15/14(8)	1,087,500

		$1,667,500

Food Service — 0.3%
	El Pollo Loco, Inc.
300	11.75%, 11/15/13	$270,000
	NPC International, Inc., Sr. Sub. Notes
280	9.50%, 5/1/14	276,500
	U.S. Foodservice, Inc., Sr. Notes
1,000	10.25%, 6/30/15(8)	1,025,000

		$1,571,500

Food/Drug Retailers — 0.2%
	General Nutrition Center, Sr. Notes, Variable Rate
755	5.75%, 3/15/14(2)	$698,375
	General Nutrition Center, Sr. Sub. Notes
430	10.75%, 3/15/15	436,987

		$1,135,362

Forest Products — 0.2%
	NewPage Corp., Sr. Notes
955	11.375%, 12/31/14	$916,800
	Verso Paper Holdings, LLC/Verso Paper, Inc.
255	11.375%, 8/1/16	193,163

		$1,109,963

Health Care — 0.9%
	Accellent, Inc.
320	10.50%, 12/1/13	$320,800
	Accellent, Inc., Sr. Notes
180	8.375%, 2/1/17(8)	182,250
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
355	10.00%, 2/15/15	373,637
	Biomet, Inc.
725	11.625%, 10/15/17	804,750
	DJO Finance, LLC/DJO Finance Corp.
220	10.875%, 11/15/14	236,500
	DJO Finance, LLC/DJO Finance Corp., Sr. Notes
20	10.875%, 11/15/14(8)	21,500
	HCA, Inc.
145	9.25%, 11/15/16	154,244
	MultiPlan, Inc., Sr. Sub. Notes
540	10.375%, 4/15/16(8)	556,200
	National Mentor Holdings, Inc.
330	11.25%, 7/1/14	330,000

Principal
Amount*
(000’s omitted)	Security	Value
	Res-Care, Inc., Sr. Notes
220	7.75%, 10/15/13	$217,250
	US Oncology, Inc.
1,915	10.75%, 8/15/14	2,001,175

		$5,198,306

Industrial Equipment — 0.4%
	Chart Industries, Inc., Sr. Sub. Notes
215	9.125%, 10/15/15	$215,537
	ESCO Corp., Sr. Notes
660	8.625%, 12/15/13(8)	653,400
	Terex Corp., Sr. Notes
1,000	10.875%, 6/1/16	1,097,500

		$1,966,437

Insurance — 0.1%
	Alliant Holdings I, Inc.
115	11.00%, 5/1/15(8)	$117,587
	Hub International Holdings, Inc.
140	9.00%, 12/15/14(8)	134,400
	U.S.I. Holdings Corp., Sr. Notes, Variable Rate
115	4.125%, 11/15/14(8)	95,738

		$347,725

Leisure Goods/Activities/Movies — 0.3%
	AMC Entertainment, Inc.
760	11.00%, 2/1/16	$818,900
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
220	12.50%, 4/1/13(4)(6)(8)	0
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
405	0.00%, 4/1/12(4)(6)(8)	0
	Marquee Holdings, Inc., Sr. Disc. Notes
475	12.00%, 8/15/14	402,562
	MU Finance PLC, Sr. Notes
165	8.375%, 2/1/17(8)	155,512
	Royal Caribbean Cruises, Sr. Notes
105	7.00%, 6/15/13	104,738
40	6.875%, 12/1/13	40,000
25	7.25%, 6/15/16	24,500
50	7.25%, 3/15/18	47,125

		$1,593,337

Lodging and Casinos — 1.0%
	Buffalo Thunder Development Authority
535	9.375%, 12/15/49(6)(8)	$94,963
	CCM Merger, Inc.
370	8.00%, 8/1/13(8)	308,950
	Chukchansi EDA, Sr. Notes, Variable Rate
310	4.024%, 11/15/12(8)	243,350
	Fontainebleau Las Vegas Casino, LLC
525	10.25%, 6/15/49(6)(8)	8,203
	Galaxy Entertainment Finance
320	9.875%, 12/15/12(8)	333,600
	Greektown Holdings, LLC, Sr. Notes
110	10.75%, 12/1/13(6)(8)	7,150
	Harrah’s Operating Co., Inc., Sr. Notes
1,000	11.25%, 6/1/17	1,042,500
	Inn of the Mountain Gods, Sr. Notes
565	12.00%, 11/15/49(6)	276,850

Principal
Amount*
(000’s omitted)	Security	Value
	Majestic HoldCo, LLC
150	12.50%, 12/31/49(6)(8)	$1,500
	MGM Mirage, Inc.
85	8.375%, 2/1/11	83,300
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
165	8.00%, 4/1/12	146,850
240	7.125%, 8/15/14	178,800
260	6.875%, 2/15/15	182,000
	Park Place Entertainment
405	7.875%, 3/15/10	405,000
	Peninsula Gaming, LLC
1,000	10.75%, 8/15/17(8)	980,000
	Pinnacle Entertainment, Inc., Sr. Sub. Notes
70	7.50%, 6/15/15	58,275
	Pokagon Gaming Authority, Sr. Notes
112	10.375%, 6/15/14(8)	117,040
	San Pasqual Casino
125	8.00%, 9/15/13(8)	119,375
	Seminole Hard Rock Entertainment, Variable Rate
195	2.754%, 3/15/14(8)	174,525
	Tunica-Biloxi Gaming Authority, Sr. Notes
345	9.00%, 11/15/15(8)	307,912
	Waterford Gaming, LLC, Sr. Notes
293	8.625%, 9/15/14(4)(8)	233,873

		$5,304,016

Nonferrous Metals/Minerals — 0.2%
	FMG Finance PTY, Ltd.
785	10.625%, 9/1/16(8)	$879,200
	Teck Resources, Ltd., Sr. Notes
335	10.75%, 5/15/19	413,725

		$1,292,925

Oil and Gas — 0.8%
	Allis-Chalmers Energy, Inc., Sr. Notes
50	9.00%, 1/15/14	$46,125
	Antero Resources Finance Corp., Sr. Notes
40	9.375%, 12/1/17(8)	41,000
	Clayton Williams Energy, Inc.
160	7.75%, 8/1/13	154,400
	Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp.
1,000	8.25%, 12/15/17(8)	1,002,500
335	8.50%, 12/15/19(8)	340,025
	Compton Pet Finance Corp.
410	7.625%, 12/1/13	332,100
	Denbury Resources, Inc., Sr. Sub. Notes
55	7.50%, 12/15/15	55,825
	El Paso Corp., Sr. Notes
245	9.625%, 5/15/12	262,851
	Forbes Energy Services, Sr. Notes
350	11.00%, 2/15/15	334,250
	McJunkin Red Man Corp., Sr. Notes
1,000	9.50%, 12/15/16(8)	1,007,500
	OPTI Canada, Inc., Sr. Notes
110	7.875%, 12/15/14	97,350
195	8.25%, 12/15/14	174,525
	Petroleum Development Corp., Sr. Notes
135	12.00%, 2/15/18	142,425
	Petroplus Finance, Ltd.
160	7.00%, 5/1/17(8)	127,200

Principal
Amount*
(000’s omitted)	Security	Value
	Quicksilver Resources, Inc.
120	7.125%, 4/1/16	$112,200
	SESI, LLC, Sr. Notes
65	6.875%, 6/1/14	64,025
	Stewart & Stevenson, LLC, Sr. Notes
240	10.00%, 7/15/14	202,800

		$4,497,101

Publishing — 0.6%
	Laureate Education, Inc.
1,100	10.00%, 8/15/15(8)	$1,122,000
1,243	10.25%, 8/15/15(2)(8)	1,231,169
	Local Insight Regatta Holdings, Inc.
60	11.00%, 12/1/17	40,200
	Nielsen Finance, LLC
555	10.00%, 8/1/14	578,588
	Nielsen Finance, LLC
80	12.50%, (0.00% until 2011), 8/1/16	72,800
	Reader’s Digest Association, Inc. (The), Sr. Sub. Notes
505	9.00%, 2/15/17(6)	7,575

		$3,052,332

Rail Industries — 0.2%
	American Railcar Industry, Sr. Notes
195	7.50%, 3/1/14	$190,125
	Kansas City Southern Mexico, Sr. Notes
315	7.625%, 12/1/13	315,787
100	7.375%, 6/1/14	100,000
220	8.00%, 6/1/15	226,600
500	8.00%, 2/1/18(8)	496,250

		$1,328,762

Retailers (Except Food and Drug) — 0.9%
	Amscan Holdings, Inc., Sr. Sub. Notes
455	8.75%, 5/1/14	$443,625
	Neiman Marcus Group, Inc.
1,373	9.00%, 10/15/15	1,359,309
360	10.375%, 10/15/15	360,000
	Sally Holdings, LLC, Sr. Notes
670	9.25%, 11/15/14	703,500
530	10.50%, 11/15/16	573,725
	Toys ‘‘R” Us
1,000	10.75%, 7/15/17(8)	1,102,500
	Yankee Acquisition Corp., Series B
250	8.50%, 2/15/15	251,250

		$4,793,909

Steel — 0.0%
	RathGibson, Inc., Sr. Notes
495	11.25%, 2/15/14(6)	$161,494

		$161,494

Surface Transport — 0.1%
	CEVA Group, PLC, Sr. Notes
230	10.00%, 9/1/14(8)	$231,150
	Teekay Corp., Sr. Notes
70	8.50%, 1/15/20	71,400

		$302,550

Telecommunications — 0.9%
	Avaya, Inc.
1,000	9.75%, 11/1/15	$955,000

Principal
Amount*
(000’s omitted)	Security	Value
	Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Notes
500	12.00%, 12/1/15(8)	$491,250
	Digicel Group, Ltd., Sr. Notes
844	9.125%, 1/15/15(8)	818,680
	Intelsat Bermuda, Ltd.
900	11.25%, 6/15/16	965,250
	NII Capital Corp.
335	10.00%, 8/15/16(8)	365,150
	Qwest Corp., Sr. Notes, Variable Rate
1,025	3.504%, 6/15/13	1,009,625
	Telesat Canada/Telesat, LLC, Sr. Notes
590	11.00%, 11/1/15	646,050

		$5,251,005

Utilities — 0.1%
	AES Corp., Sr. Notes
55	8.00%, 10/15/17	$54,931
	NGC Corp.
430	7.625%, 10/15/26	298,850
	Reliant Energy, Inc., Sr. Notes
20	7.625%, 6/15/14	19,200

		$372,981

Total Corporate Bonds & Notes (identified cost $66,092,869)		$63,291,213

Asset-Backed Securities — 0.7%

Principal
Amount
(000’s omitted)	Security	Value
$558	Alzette European CLO SA, Series 2004-1A, Class E2, 6.75%, 12/15/20(10)	$66,914
589	Avalon Capital Ltd. 3, Series 1A, Class D, 2.202%, 2/24/19(8)(10)	423,126
753	Babson Ltd., Series 2005-1A, Class C1, 2.201%, 4/15/19(8)(10)	566,086
1,000	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.301%, 1/15/19(8)(10)	322,500
985	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.757%, 3/8/17(10)	701,767
750	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.001%, 7/17/19(10)	537,150
750	Comstock Funding Ltd., Series 2006-1A, Class D, 4.504%, 5/30/20(8)(10)	323,025
1,000	First CLO Ltd., Series 2004-1A1, Class C, 2.549%, 7/27/16(8)(10)	677,300

Total Asset-Backed Securities (identified cost $6,177,711)		$3,617,868

Common Stocks — 0.5%

Shares	Security	Value

Automotive — 0.1%
20,780	Dayco Products, LLC(11)	$488,330
35,798	Hayes Lemmerz International, Inc.(4)(11)	180,064

		$668,394

Building and Development — 0.1%
280	Panolam Holdings Co.(4)(11)(12)	$153,860
569	United Subcontractors, Inc.(4)(11)	45,886

		$199,746

Chemicals and Plastics — 0.0%
146	Wellman Holdings, Inc.(4)(11)	$52,427

		$52,427

Shares	Security	Value
Food Service — 0.0%
25,547	Buffets, Inc.(11)	$140,508

		$140,508

Nonferrous Metals/Minerals — 0.0%
701	Euramax International, Inc.(4)(11)	$0

		$0

Oil and Gas — 0.0%
1,565	SemGroup Corp.(11)	$37,690

		$37,690

Publishing — 0.3%
967	Dex One Corp.(11)	$28,817
4,429	Ion Media Networks, Inc.(4)(11)	1,266,074
2,290	Source Interlink Companies, Inc.(4)(11)	16,488
10,855	SuperMedia, Inc.(11)	455,910

		$1,767,289

Total Common Stocks (identified cost $2,512,681)		$2,866,054

Convertible Preferred Stocks — 0.0%

Shares	Security	Value
Wireless Telecommunication Services — 0.0%
479	Crown Castle International Corp.(2)	$27,692

Total Convertible Preferred Stocks (identified cost $22,753)		$27,692

Closed-End Investment Companies — 2.6%

Shares	Security	Value
173,420	BlackRock Floating Rate Income Strategies Fund II, Inc.	$2,603,034
20,864	BlackRock Global Floating Rate Income Trust	321,306
2,933	First Trust/Four Corners Senior Floating Rate Income Fund	36,868
345,089	First Trust/Four Corners Senior Floating Rate Income Fund II	4,420,590
521,233	ING Prime Rate Trust	3,101,336
173,333	LMP Corporate Loan Fund, Inc.	1,927,463
50,753	Nuveen Floating Rate Income Fund	579,599
8,502	Nuveen Floating Rate Income Opportunity Fund	97,348
23,445	Nuveen Senior Income Fund	165,053
136	PIMCO Floating Rate Income Fund	1,684
1,620	PIMCO Floating Rate Strategy Fund	16,022
293	Pioneer Floating Rate Trust	3,440
268,136	Van Kampen Senior Income Trust	1,268,283

Total Closed-End Investment Companies (identified cost $18,598,351)		$14,542,026

Warrants — 0.0%

Oil and Gas — 0.0%
1,647	SemGroup Corp. Expires 11/30/14(4)(11)	$7,999

Total Warrants (identified cost $16)		$7,999

Miscellaneous — 0.0%

Shares	Security	Value
Oil and Gas — 0.0%
115,000	VeraSun Energy Corp., Escrow Certificate(4)(11)	$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 5.4%

Interest/
Principal
Amount
(000’s omitted)	Description	Value
$26,296	Eaton Vance Cash Reserves Fund, LLC, 0.01%(13)	$26,295,832
3,667	State Street Bank and Trust Euro Time Deposit, 0.01%, 3/1/10	3,667,015

Total Short-Term Investments (identified cost $29,962,847)		$29,962,847

Total Investments — 159.2% (identified cost $929,132,540)		$881,047,443

Less Unfunded Loan Commitments — (0.3)%		$(1,624,057)

Net Investments — 158.9% (identified cost $927,508,483)		$879,423,386

Other Assets, Less Liabilities — (44.4)%		$(245,894,603)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (14.5)%		$(80,043,934)

Net Assets Applicable to Common Shares — 100.0%		$553,484,849

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

DIP	-	Debtor in Possession

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(3)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)	Defaulted matured security.

(6)	Currently the issuer is in default with respect to interest payments.

(7)	This Senior Loan will settle after February 28, 2010, at which time the interest rate will be determined.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At February 28, 2010, the aggregate value of these securities is $26,696,965 or 4.8% of the Trust’s net assets applicable to common shares.

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(10)	Variable rate security. The stated interest rate represents the rate in effect at February 28, 2010.

(11)	Non-income producing security.

(12)	Restricted security.

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the fiscal year to date ended February 28, 2010 was $2,349 and $143, respectively.

A summary of financial instruments outstanding at February 28, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
3/31/10	British Pound Sterling 10,604,794	United States Dollar 16,206,989	$40,057
3/31/10	Euro 23,621,067	United States Dollar 31,957,651	(204,611)

			$(164,554)

At February 28, 2010, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust may enter into forward foreign currency exchange contracts. The Trust may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At February 28, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $40,057 and $204,611, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$928,402,421

Gross unrealized appreciation	$11,666,553
Gross unrealized depreciation	(60,645,588)

Net unrealized depreciation	$(48,979,035)

Restricted Securities

At February 28, 2010, the Trust owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	280	$153,860	$153,860

Total Restricted Securities			$153,860	$153,860

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2010, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$764,833,261	$274,426	$765,107,687
Corporate Bonds & Notes	—	63,001,130	290,083	63,291,213
Asset-Backed Securities	—	3,617,868	—	3,617,868
Common Stocks	484,727	666,528	1,714,799	2,866,054
Convertible Preferred Stocks	—	27,692	—	27,692
Closed-End Investment Companies	14,542,026	—	—	14,542,026
Warrants	—	—	7,999	7,999
Miscellaneous	—	—	0	0
Short-Term Investments	—	29,962,847	—	29,962,847

Total Investments	$15,026,753	$862,109,326	$2,287,307	$879,423,386

Forward Foreign Currency Exchange Contracts	$—	$40,057	$—	$40,057

Total	$15,026,753	$862,149,383	$2,287,307	$879,463,443

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(204,611)	$—	$(204,611)

Total	$—	$(204,611)	$—	$(204,611)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in		Investments in
	Senior	Investments in	Common Stocks,
	Floating-Rate	Corporate	Warrants and
	Interests	Bonds & Notes	Miscellaneous	Total
Balance as of May 31, 2009	$745,413	$42,632	$36,466	$824,511
Realized gains (losses)	(1,531,467)	603	—	(1,530,864)
Change in net unrealized appreciation (depreciation)	1,402,604	(22,205)	(19,021)	1,361,378
Net purchases (sales)	(397,657)	(27,508)	1,705,353	1,280,188
Accrued discount (premium)	18,033	2,908	—	20,941
Net transfers to (from) Level 3	37,500	293,653	—	331,153

Balance as of February 28, 2010	$274,426	$290,083	$1,722,798	$2,287,307

Change in net unrealized appreciation (depreciation) on investments still held as of February 28, 2010	$(33,935)	$(22,205)	$(19,021)	$(75,161)

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Scott H. Page

Scott H. Page
President

Date:	April 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page

Scott H. Page
President

Date:	April 26, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	April 26, 2010